Loans And Leases (Schedule Of Debtor Troubled Debt Restructuring, Subsequent Periods) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Financing Receivable, Modifications [Line Items]
Nonaccrual TDRs, Total	$ 100	$ 115
Commercial [Member]
Financing Receivable, Modifications [Line Items]
Nonaccrual TDRs, Total	$ 100	$ 115